UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington, StateD.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Michael F. Price
Address:          c/o MFP Investors LLC
                  667 Madison Ave.
                  25th Floor
                  New York, New York  10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael F. Price
Title:           Investment Manager
Phone:           (212) 752-7280

Signature, Place, and Date of Signing:

                         New York, NY           2/13/09
     ----------          -------------          -------
     [Signature]         [City, State]           Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                                 --

Form 13F Information Table Entry Total:          90
                                                 --

Form 13F Information Table Value Total:          $206,722
                                                 ---------
                                                 (thousands)

List of Other Included Managers:

1     MFP Investors LLC




COLUMN 1                               COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7
---------------------------------  ----------------  ---------  ---------  -------------------   ----------  --------
                                                                  VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                      TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS
---------------------------------  ----------------  ---------  ---------  ---------  ---  ----  ----------  --------
Allied World Assur Hldg Ltd.       SHS               G0219G203     4,604     113,394  SH         SOLE               1
Enstar Group Ltd.                  SHS               G3075P101     3,699      62,550  SH         SOLE               1
Ingersoll-Rand Company Ltd.        CL A              G4776G101     6,871     396,034  SH         SOLE               1
Maiden Holdings Ltd.               SHS               G5753U112     1,221     390,100  SH         SOLE               1
MF Global Ltd.                     SHS               G60642108       575     282,000  SH         SOLE               1
TYCO International Ltd. Bermuda    SHS               G9143X208     5,583     258,475  SH         SOLE               1
Tyco Electronics Ltd.              COM NEW           G9144P105       527      32,500  SH         SOLE
Abington Community Bancorp Inc.    COM               00350L109     3,252     351,600  SH         SOLE               1
American Greetings Corp.           CL A              026375105     3,802     502,253  SH         SOLE               1
Arkansas Best Corp.                COM               040790107     6,681     221,900  SH         SOLE               1
Armstrong World Inds Inc.          COM               04247X102       432      20,000  SH         SOLE
BCSB Bankcorp, Inc.                COM               055367106       378      43,400  SH         SOLE               1
BKF Cap Group Inc.                 COM               05548G102       301     376,700  SH         SOLE               1
BRT Realty Trust                   SH BEN INT NEW    055645303       227      61,450  SH         SOLE               1
BNCCORP Inc.                       COM               055936108     1,103     147,069  SH         SOLE               1
Bancorp Rhode Island, Inc.         COM               059690107     1,467      69,209  SH         SOLE               1
Belo Corporation - A               COM SER A         080555105       246     157,900  SH         SOLE               1
Boeing Co.                         COM               097023105     1,147      20,000  SH         SOLE
Buckeye GP Holdings LP             COM UNITS LP      118167105     1,372     107,200  SH         SOLE               1
CC Media Holdings Inc-A            CL A              12502P102        97      42,800  SH         SOLE               1
Cache, Inc.                        COM NEW           127150308       345     170,900  SH         SOLE               1
Cape Bancorp Inc.                  COM               139209100     1,474     159,300  SH         SOLE               1
CapitalSource Inc.                 COM               14055X102     1,865     403,800  SH         SOLE               1
Charlotte Russe Hldg Inc           COM               161048103     2,030     312,800  SH         SOLE               1
Charming Shoppes, Inc.             COM               161133103       800     327,900  SH         SOLE               1
Chemtura Corp.                     COM               163893100       722     515,900  SH         SOLE               1
ConocoPhillips                     COM               20825C104    12,769     246,500  SH         SOLE               1
Conseco Inc                        COM NEW           208464883    11,399   2,200,564  SH         SOLE               1
Dearborn Bancorp Inc.              COM               24242R108       401     241,707  SH         SOLE               1
Destination Maternity Corp.        COM               25065D100     2,951     375,982  SH         SOLE               1
Duckwall-Alco Stores, Inc.         COM               264142100     3,247     324,664  SH         SOLE               1
Encore Cap Group Inc               COM               292554102     3,619     502,599  SH         SOLE               1
Exxon Mobil Corp.                  COM               30231G102       958      12,000  SH         SOLE
Farmer Bros Co.                    COM               307675108     5,588     224,069  SH         SOLE               1
Forest City Enterprises Inc.       CL A              345550107       385      57,500  SH         SOLE               1
GAMCO Investors Inc.               COM               361438104     2,423      88,700  SH         SOLE               1
Gencorp Inc.                       COM               368682100     2,720     739,000  SH         SOLE               1
Getty Realty Corp.                 COM               374297109       763      36,218  SH         SOLE
Goodrich Corp.                     COM               382388106     1,518      41,000  SH         SOLE               1
Goodyear Tire & Rubber Co          COM               382550101     2,994     501,500  SH         SOLE               1
Great Florida Bk Miami Lakes Fla   CL A              390528107        87      28,469  SH         SOLE
Gyrodyne Co. America Inc.          COM               403820103       135       5,391  SH         SOLE
GulfMark Offshore, Inc.            COM               402629109     2,003      84,200  SH         SOLE               1
Harley-Davidson, Inc.              COM               412822108       170      10,000  SH         SOLE
Harris Corp StateplaceDel          COM               413875105       468      12,300  SH         SOLE               1
Hearst-Argyle Television Inc.      COM               422317107     1,710     282,100  SH         SOLE               1
Herley Inds Inc.                   COM               427398102       583      47,500  SH         SOLE               1
HI/FN INC.                         COM               428358105        99      42,085  SH         SOLE               1
Hilltop Holdings, Inc.             COM               432748101     2,899     297,600  SH         SOLE               1
Home Bancorp Inc                   COM               43689E107     1,340     137,400  SH         SOLE               1
ICO Inc. New                       COM               449293109     2,159     683,300  SH         SOLE               1
Johnson & Johnson                  COM               478160104     2,692      45,000  SH         SOLE
Johnson Outdoors Inc.              CL A              479167108     1,989     357,034  SH         SOLE               1
Kaiser Aluminum Corp.              COM PAR $0.01     483007704     6,445     286,200  SH         SOLE               1
Louisiana Bancorp Inc New          COM               54619P104     7,259     567,100  SH         SOLE               1
M & F Worldwide Corp.              COM               552541104     1,174      76,000  SH         SOLE               1
MVC Capital Inc.                   COM               553829102     5,242     477,800  SH         SOLE               1
Malvern Federal Bancorp, Inc.      COM               561410101     1,876     203,900  SH         SOLE               1
Marlin Business Services Corp.     COM               571157106     1,226     469,720  SH         SOLE               1
McGraw Hill Companies Inc.         COM               580645109     5,065     218,400  SH         SOLE               1
Miller Inds Inc Tenn               COM NEW           600551204     1,391     264,400  SH         SOLE               1
National Fuel Gas Co N J           COM               636180101     4,972     158,700  SH         SOLE               1
Nationwide Finl Svcs, Inc.         CL A              638612101     1,305      25,000  SH         SOLE               1
Northeast Cmnty Bancorp Inc.       COM               664112109       209      30,046  SH         SOLE               1
NorthWestern Corp.                 COM NEW           668074305     4,024     171,800  SH         SOLE               1
Old Republic Intl Corp.            COM               680223104       251      21,093  SH         SOLE
One Liberty Properties Inc         COM               682406103       612      69,513  SH         SOLE               1
Peapack-Gladstone Financial Corp.  COM               704699107     2,873     107,838  SH         SOLE               1
Pfizer Inc.                        COM               717081103     2,251     127,100  SH         SOLE
Presidential Life Corp.            COM               740884101     1,198     121,100  SH         SOLE               1
Primoris Services Corp.            COM               74164F103     1,236     239,000  SH         SOLE               1
Primoris Services Corp.            W EXP 10/02/2010  74164F111       220     180,500  SH         SOLE               1
Prudential Bancorp Inc. PA         COM               744319104     2,440     237,800  SH         SOLE               1
Revlon Inc                         CL A              761525609       718     107,610  SH         SOLE               1
Rome Bancorp Inc. New              COM               77587P103       253      29,100  SH         SOLE               1
Rowan Companies, Inc.              COM               779382100     8,236     518,000  SH         SOLE               1
Royal Dutch Shell PLC              Spon ADR A        780259206       852      16,100  SH         SOLE
SLM Corp.                          COM               78442P106     5,074     570,100  SH         SOLE               1
Safeguard Scientifics, Inc.        COM               786449108     1,306   1,893,158  SH         SOLE               1
Sears Holdings Corp.               COM               812350106     3,663      94,239  SH         SOLE
Smithfield Foods                   COM               832248108       281      20,000  SH         SOLE
Sony Corp                          ADR NEW           835699307     7,051     322,400  SH         SOLE               1
Starwood Hotels & Resorts          COM               85590A401       179      10,000  SH         SOLE
State Bancorp Inc N.Y.             COM               855716106     1,500     154,004  SH         SOLE               1
Syms Corp.                         COM               871551107       979     110,258  SH         SOLE               1
TFS Financial Corp.                COM               87240R107     4,029     312,300  SH         SOLE               1
Thomas Properties Group Inc.       COM               884453101       885     341,545  SH         SOLE               1
Unitrin Inc.                       COM               913275103     1,313      82,400  SH         SOLE               1
ValueVision Media, Inc.            CL A              92047K107        26      78,600  SH         SOLE               1
Warwick Valley Tel Co              COM               936750108       218      23,863  SH         SOLE               1

COLUMN 1                                         COLUMN 8
---------------------------------  ------------------------------
                                             VOTING AUTHORITY

NAME OF ISSUER                           SOLE        SHARED  NONE
---------------------------------  ----------------  ------  ----
Allied World Assur Hldg Ltd.                113,394
Enstar Group Ltd.                            62,550
Ingersoll-Rand Company Ltd.                 396,034
Maiden Holdings Ltd.                        390,100
MF Global Ltd.                              282,000
TYCO International Ltd. Bermuda             258,475
Tyco Electronics Ltd.                        32,500
Abington Community Bancorp Inc.             351,600
American Greetings Corp.                    502,253
Arkansas Best Corp.                         221,900
Armstrong World Inds Inc.                    20,000
BCSB Bankcorp, Inc.                          43,400
BKF Cap Group Inc.                          376,700
BRT Realty Trust                             61,450
BNCCORP Inc.                                147,069
Bancorp Rhode Island, Inc.                   69,209
Belo Corporation - A                        157,900
Boeing Co.                                   20,000
Buckeye GP Holdings LP                      107,200
CC Media Holdings Inc-A                      42,800
Cache, Inc.                                 170,900
Cape Bancorp Inc.                           159,300
CapitalSource Inc.                          403,800
Charlotte Russe Hldg Inc                    312,800
Charming Shoppes, Inc.                      327,900
Chemtura Corp.                              515,900
ConocoPhillips                              246,500
Conseco Inc                               2,200,564
Dearborn Bancorp Inc.                       241,707
Destination Maternity Corp.                 375,982
Duckwall-Alco Stores, Inc.                  324,664
Encore Cap Group Inc                        502,599
Exxon Mobil Corp.                            12,000
Farmer Bros Co.                             224,069
Forest City Enterprises Inc.                 57,500
GAMCO Investors Inc.                         88,700
Gencorp Inc.                                739,000
Getty Realty Corp.                           36,218
Goodrich Corp.                               41,000
Goodyear Tire & Rubber Co                   501,500
Great Florida Bk Miami Lakes Fla             28,469
Gyrodyne Co. America Inc.                     5,391
GulfMark Offshore, Inc.                      84,200
Harley-Davidson, Inc.                        10,000
Harris Corp StateplaceDel                    12,300
Hearst-Argyle Television Inc.               282,100
Herley Inds Inc.                             47,500
HI/FN INC.                                   42,085
Hilltop Holdings, Inc.                      297,600
Home Bancorp Inc                            137,400
ICO Inc. New                                683,300
Johnson & Johnson                            45,000
Johnson Outdoors Inc.                       357,034
Kaiser Aluminum Corp.                       286,200
Louisiana Bancorp Inc New                   567,100
M & F Worldwide Corp.                        76,000
MVC Capital Inc.                            477,800
Malvern Federal Bancorp, Inc.               203,900
Marlin Business Services Corp.              469,720
McGraw Hill Companies Inc.                  218,400
Miller Inds Inc Tenn                        264,400
National Fuel Gas Co N J                    158,700
Nationwide Finl Svcs, Inc.                   25,000
Northeast Cmnty Bancorp Inc.                 30,046
NorthWestern Corp.                          171,800
Old Republic Intl Corp.                      21,093
One Liberty Properties Inc                   69,513
Peapack-Gladstone Financial Corp.           107,838
Pfizer Inc.                                 127,100
Presidential Life Corp.                     121,100
Primoris Services Corp.                     239,000
Primoris Services Corp.                     180,500
Prudential Bancorp Inc. PA                  237,800
Revlon Inc                                  107,610
Rome Bancorp Inc. New                        29,100
Rowan Companies, Inc.                       518,000
Royal Dutch Shell PLC                        16,100
SLM Corp.                                   570,100
Safeguard Scientifics, Inc.               1,893,158
Sears Holdings Corp.                         94,239
Smithfield Foods                             20,000
Sony Corp                                   322,400
Starwood Hotels & Resorts                    10,000
State Bancorp Inc N.Y.                      154,004
Syms Corp.                                  110,258
TFS Financial Corp.                         312,300
Thomas Properties Group Inc.                341,545
Unitrin Inc.                                 82,400
ValueVision Media, Inc.                      78,600
Warwick Valley Tel Co                        23,863